Schedule of Loss Before Provision From Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Expected income tax recovery (Domestic)	$ (5,026,158)	$ (6,070,909)
Expected income tax recovery (Foreign)	(11,888)	(245,082)
State taxes (net of federal tax benefits)	(92,997)	(35,360)
Change in valuation allowance (Domestic)	1,088,687	(157,141)
Change in valuation allowance (Foreign)	11,888	245,085
Interest and penalties	829,000	1,179,000
Impairment of goodwill	329,172	194,670
Share-based compensation	579,384	291,506
Change in fair value	1,254,877	(278,163)
Permanent non-deductible IRS Section 280E	4,053,976	8,504,397
Other	419,697	176,939
Current income tax expense	$ 3,435,638	$ 3,804,942